SAVOS INVESTMENTS TRUST

Savos Dynamic Hedging Fund
(the “Fund”)

Supplement dated September 27, 2021
to the Prospectus dated January 31, 2021

This supplement serves as notification of, and provides information regarding, certain changes to the Fund.

1.	Change in Portfolio Managers for the Fund

Steven Wang has replaced Jason Thomas as a portfolio manager to the Fund. Additionally, Matthew Goff continues to serve as a portfolio manager to the Fund.   Accordingly, all references to Mr. Thomas are hereby deleted and the Prospectus is hereby revised as follows:

a.	The section entitled “Summary Section – Management – Portfolio Managers” is replaced in its entirety by the following:

Portfolio Managers:  Matthew Goff, Vice President, Portfolio Management for AssetMark, has served as Portfolio Manager of the Fund since 2019. Steven Wang, Director, Portfolio Management for AssetMark, has served as Portfolio Manager of the Fund since September 2021.

b.	The second paragraph in the section entitled “Management – Meet the Portfolio Managers” is replaced in its entirety by the following:

STEVEN WANG, CFA, Director, Portfolio Management for AssetMark, has served as Portfolio Manager of the Fund since September 2021. Mr. Wang is responsible for managing Savos equity and fixed income strategies. Mr. Wang joined AssetMark in 2021. Previously, he was a Quantitative Equity Portfolio Manager at Northern Trust Asset Management where he researched and managed quantitative factor strategies across US and International equity portfolios. Prior to that, he was a quantitative analyst at Bank of America Merrill Lynch focusing on credit and derivatives. Mr. Wang is a Chartered Financial Analyst® with MS degrees from the University of Chicago in Statistics and Computer Science. He has a B.A. in Finance and Economics and a B.S. in Applied Mathematics from Wuhan University.

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Please retain this supplement for your reference.

SAVOS INVESTMENTS TRUST

Savos Dynamic Hedging Fund
(the “Fund”)

Supplement dated September 27, 2021
to the Statement of Additional Information dated January 31, 2021

This supplement serves as notification of, and provides information regarding, certain changes to the Fund.

1.	Change in Portfolio Managers for the Fund

Steven Wang has replaced Jason Thomas as a portfolio manager to the Fund. Additionally, Matthew Goff continues to serve as a portfolio manager to the Fund. Accordingly, all references to Mr. Thomas are hereby deleted and the SAI is hereby revised as follows:

a.	The table in the section entitled “Management of the Fund – Investment Advisor – Portfolio Managers” is amended with the following information:

As of September 1, 2021, Mr. Wang did not manage any other accounts.

b.	As of September 1, 2021, Mr. Wang did not own shares of beneficial interest in the Fund.

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Please retain this supplement for your reference.